Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table sets forth information concerning the compensation of our Principal Executive Officer (“PEO”) and Named Executive Officers (“NEO”) for each of the fiscal years ended December 31, 2024, 2023, 2022, 2021 and 2020, and our financial performance for each such fiscal year (except for shareholder returns, all figures in 000s):
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(1)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)	Value of Initial Fixed $100 Investment Based on:		Net Income (Loss) ($)	EBITDA(3)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(2)
2024	12,685	12,764	2,890	1,703	113.59	122.91	(204,074)	122,818
2023	8,839	20,476	1.343	1,955	141.50	90.96	1,273,441	129,805
2022	10,917	1,316	1,263	201	100.20	82.21	5,146	230,620
2021	11,504	18,763	1,040	1,633	120.98	112.44	48,815	214,347
2020	14,111	8,406	1,248	928	94.72	110.08	6,216	227,920

(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2024	Dave Schaeffer	Thaddeus Weed, James Bubeck, John Chang, Henry Kilmer
2023	Dave Schaeffer	Thaddeus Weed, James Bubeck, John Chang, Henry Kilmer, Greg O’Connor and Jeff Danielson
2022	Dave Schaeffer	Thaddeus Weed, Sean Wallace, James Bubeck, John Chang and Henry Kilmer
2021	Dave Schaeffer	Sean Wallace, James Bubeck, Brad Kummer, John Chang and Timothy O’Neill
2020	Dave Schaeffer	Sean Wallace, Thaddeus Weed, Jean-Michel Slagmuylder, Timothy O’Neill, James Bubeck and Brad Kummer
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows (all figures in 000s):
	2024 ($, in 000s)		2023 ($, in 000s)		2022 ($, in 000s)		2021 ($, in 000s)		2020 ($, in 000s)
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(12,489)	(2,551)	(8,716)	(1,068)	(10,798)	(999)	(11,148)	(746)	(13,876)	(936)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	12,703	1,303	12,170	1,033	8,761	799	12,841	878	11,180	731
	2024 ($, in 000s)		2023 ($, in 000s)		2022 ($, in 000s)		2021 ($, in 000s)		2020 ($, in 000s)
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	—	—	—	—	—	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	371	50	7,396	456	(6,649)	(436)	5,497	212	(1,622)	(146)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(662)	(20)	650	161	(1,025)	(180)	910	222	659	16
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—	—	—	(274)	(955)	—	(2,146)	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	156	30	137	32	98	25	114	27	100	15
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	—	—	—	—	—	—	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—	—	—	—	—	—	—	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—	—	—	—	—	—	—	—	—
TOTAL ADJUSTMENTS	80	(1,187)	11,637	613	(9,601)	(1,062)	7,259	592	(5,704)	(320)

(2)
For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of NASDAQ Telecommunications Index (the “Peer Group”).

(3)
EBITDA is a non-GAAP measure. EBITDA represents net cash flows provided by operating activities plus changes in operating assets and liabilities, cash interest expense and cash income tax expense.

Company Selected Measure Name	EBITDA
Named Executive Officers, Footnote
(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2024	Dave Schaeffer	Thaddeus Weed, James Bubeck, John Chang, Henry Kilmer
2023	Dave Schaeffer	Thaddeus Weed, James Bubeck, John Chang, Henry Kilmer, Greg O’Connor and Jeff Danielson
2022	Dave Schaeffer	Thaddeus Weed, Sean Wallace, James Bubeck, John Chang and Henry Kilmer
2021	Dave Schaeffer	Sean Wallace, James Bubeck, Brad Kummer, John Chang and Timothy O’Neill
2020	Dave Schaeffer	Sean Wallace, Thaddeus Weed, Jean-Michel Slagmuylder, Timothy O’Neill, James Bubeck and Brad Kummer

Peer Group Issuers, Footnote	(2) For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of NASDAQ Telecommunications Index (the “Peer Group”).
PEO Total Compensation Amount	$ 12,685	$ 8,839	$ 10,917	$ 11,504	$ 14,111
PEO Actually Paid Compensation Amount	$ 12,764	20,476	1,316	18,763	8,406
Adjustment To PEO Compensation, Footnote
(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2024	Dave Schaeffer	Thaddeus Weed, James Bubeck, John Chang, Henry Kilmer
2023	Dave Schaeffer	Thaddeus Weed, James Bubeck, John Chang, Henry Kilmer, Greg O’Connor and Jeff Danielson
2022	Dave Schaeffer	Thaddeus Weed, Sean Wallace, James Bubeck, John Chang and Henry Kilmer
2021	Dave Schaeffer	Sean Wallace, James Bubeck, Brad Kummer, John Chang and Timothy O’Neill
2020	Dave Schaeffer	Sean Wallace, Thaddeus Weed, Jean-Michel Slagmuylder, Timothy O’Neill, James Bubeck and Brad Kummer
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows (all figures in 000s):
	2024 ($, in 000s)		2023 ($, in 000s)		2022 ($, in 000s)		2021 ($, in 000s)		2020 ($, in 000s)
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(12,489)	(2,551)	(8,716)	(1,068)	(10,798)	(999)	(11,148)	(746)	(13,876)	(936)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	12,703	1,303	12,170	1,033	8,761	799	12,841	878	11,180	731
	2024 ($, in 000s)		2023 ($, in 000s)		2022 ($, in 000s)		2021 ($, in 000s)		2020 ($, in 000s)
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	—	—	—	—	—	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	371	50	7,396	456	(6,649)	(436)	5,497	212	(1,622)	(146)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(662)	(20)	650	161	(1,025)	(180)	910	222	659	16
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—	—	—	(274)	(955)	—	(2,146)	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	156	30	137	32	98	25	114	27	100	15
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	—	—	—	—	—	—	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—	—	—	—	—	—	—	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—	—	—	—	—	—	—	—	—
TOTAL ADJUSTMENTS	80	(1,187)	11,637	613	(9,601)	(1,062)	7,259	592	(5,704)	(320)

Non-PEO NEO Average Total Compensation Amount	$ 2,890	1.343	1,263	1,040	1,248
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,703	1,955	201	1,633	928
Adjustment to Non-PEO NEO Compensation Footnote
(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2024	Dave Schaeffer	Thaddeus Weed, James Bubeck, John Chang, Henry Kilmer
2023	Dave Schaeffer	Thaddeus Weed, James Bubeck, John Chang, Henry Kilmer, Greg O’Connor and Jeff Danielson
2022	Dave Schaeffer	Thaddeus Weed, Sean Wallace, James Bubeck, John Chang and Henry Kilmer
2021	Dave Schaeffer	Sean Wallace, James Bubeck, Brad Kummer, John Chang and Timothy O’Neill
2020	Dave Schaeffer	Sean Wallace, Thaddeus Weed, Jean-Michel Slagmuylder, Timothy O’Neill, James Bubeck and Brad Kummer
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows (all figures in 000s):
	2024 ($, in 000s)		2023 ($, in 000s)		2022 ($, in 000s)		2021 ($, in 000s)		2020 ($, in 000s)
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(12,489)	(2,551)	(8,716)	(1,068)	(10,798)	(999)	(11,148)	(746)	(13,876)	(936)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	12,703	1,303	12,170	1,033	8,761	799	12,841	878	11,180	731
	2024 ($, in 000s)		2023 ($, in 000s)		2022 ($, in 000s)		2021 ($, in 000s)		2020 ($, in 000s)
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	—	—	—	—	—	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	371	50	7,396	456	(6,649)	(436)	5,497	212	(1,622)	(146)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(662)	(20)	650	161	(1,025)	(180)	910	222	659	16
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—	—	—	(274)	(955)	—	(2,146)	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	156	30	137	32	98	25	114	27	100	15
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	—	—	—	—	—	—	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—	—	—	—	—	—	—	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—	—	—	—	—	—	—	—	—
TOTAL ADJUSTMENTS	80	(1,187)	11,637	613	(9,601)	(1,062)	7,259	592	(5,704)	(320)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Pay Versus Performance Tabular List
We believe the following performance measures represent the most important performance measures used to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2024:
•
EBITDA;

•
AWR; and

•
TSR

Total Shareholder Return Amount	$ 113.59	141.5	100.2	120.98	94.72
Peer Group Total Shareholder Return Amount	122.91	90.96	82.21	112.44	110.08
Net Income (Loss)	$ (204,074)	$ 1,273,441	$ 5,146	$ 48,815	$ 6,216
Company Selected Measure Amount	122,818	129,805	230,620	214,347	227,920
PEO Name	Dave Schaeffer
Measure:: 1
Pay vs Performance Disclosure
Name	EBITDA
Non-GAAP Measure Description	(3) EBITDA is a non-GAAP measure. EBITDA represents net cash flows provided by operating activities plus changes in operating assets and liabilities, cash interest expense and cash income tax expense.
Measure:: 2
Pay vs Performance Disclosure
Name	AWR
Measure:: 3
Pay vs Performance Disclosure
Name	TSR
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	80	11,637	(9,601)	7,259	(5,704)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,489)	8,716	10,798	11,148	13,876
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,703	12,170	8,761	12,841	11,180
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	371	7,396	(6,649)	5,497	(1,622)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(662)	650	(1,025)	910	659
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	156	137	98	114	100
PEO | Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				955	2,146
PEO | Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,187)	613	(1,062)	592	(320)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,551)	1,068	999	746	936
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,303	1,033	799	878	731
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	50	456	(436)	212	(146)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(20)	161	(180)	222	16
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	30	32	25	27	15
Non-PEO NEO | Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			274
Non-PEO NEO | Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY
Pay vs Performance Disclosure
Adjustment to Compensation, Amount